Schedule of lease liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Current	$ 301,143	$ 221,254
Non-current	1,831,126	1,926,702
Lease liabilities	$ 2,132,269	$ 2,147,956